Parent company only condensed financial information (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses
Marketing	$ (3,193,721)	¥ (22,234,045)	¥ (19,236,740)	¥ (14,918,107)
General and administrative	(788,612)	(5,490,159)	(5,159,666)	(4,214,790)
Income/(loss) from operations	1,292,033	8,994,880	(2,619,131)	(835,476)
Interest income	256,481	1,785,572	2,117,921	2,530,490
Interest expense	(104,141)	(725,010)	(854,538)	(963,742)
Others, net	772,115	5,375,309	95,175	1,316,408
Net income/(loss) attributable to ordinary shareholders	1,750,144	12,184,155	(2,491,633)	(152,257)
Other comprehensive income:
Foreign currency translation adjustments	114,004	793,671	2,696,784	(822,052)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	44,920	312,723	237,585	1,473,014
Reclassification adjustment for gains recorded in net income, net of tax	(37,137)	(258,537)	(260,712)	(352,274)
Net unrealized gains/(losses) on available-for-sale securities	7,783	54,186	(23,127)	1,120,740
Total comprehensive income attributable to ordinary shareholders	1,865,638	12,988,206	182,024	146,431
Parent company
Operating expenses
Marketing	(43,307)	(301,495)	(1,218,920)	(1,215,222)
General and administrative	(67,466)	(469,688)	(495,835)	(556,534)
Income/(loss) from operations	(110,773)	(771,183)	(1,714,755)	(1,771,756)
Share of income/(loss) of subsidiaries and consolidated VIEs	1,806,378	12,575,644	(653,408)	1,717,151
Interest income	23,553	163,974	220,186	66,848
Interest expense	(54,031)	(376,152)	(315,683)	(260,756)
Others, net	85,017	591,872	(27,973)	96,256
Net income/(loss)	1,750,144	12,184,155	(2,491,633)	(152,257)
Net income/(loss) attributable to ordinary shareholders	1,750,144	12,184,155	(2,491,633)	(152,257)
Net income/(loss)	1,750,144	12,184,155	(2,491,633)	(152,257)
Other comprehensive income:
Foreign currency translation adjustments	107,711	749,865	2,696,784	(822,052)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	44,920	312,723	237,585	1,473,014
Reclassification adjustment for gains recorded in net income, net of tax	(37,137)	(258,537)	(260,712)	(352,274)
Net unrealized gains/(losses) on available-for-sale securities	7,783	54,186	(23,127)	1,120,740
Total other comprehensive income	115,494	804,051	2,673,657	298,688
Total comprehensive income attributable to ordinary shareholders	$ 1,865,638	¥ 12,988,206	¥ 182,024	¥ 146,431